Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 24,943,882	$ 23,086,499	$ 21,418,784
Commissions related to trading with debt securities [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	407,669	207,584	11,653
Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	1,517,973	777,815	928,233
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	15,310,094	15,491,782	14,361,007
Checkbooks commissions and clearing houses [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	4,871,269	4,314,843	3,835,404
Credit cards and foreign trade commissions [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 2,836,877	$ 2,294,475	$ 2,282,487